Income Taxes (Details) - Schedule of Income Taxes Differs from the Statutory Federal Rate - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes Differs from the Statutory Federal Rate [Abstract]
Expected income tax benefit at Federal statutory tax rate			$ (7,858,680)	$ (2,818,164)
State and local taxes, net of Federal tax benefit			(1,192,605)	(501,277)
Research credits				(16,477)
Foreign NOL expirations			315,927
Stock-based compensation			196,025
Subscription agreement liability – related party			181,440
Officer’s compensation			(126,337)
Acquisition related costs			164,073
Permanent items			55,486	194,705
State rate adjustment			(23,135)	19,600
Other			60,599	(37,260)
Change in valuation allowance			8,214,614	3,158,873
Income tax benefit	$ (121,567)		$ (12,593)